Property Plant and Equipment - Changes in Cost, Accumulated Depreciation and Impairment Losses, and the Carrying Amounts of Property, Plant and Equipment (Detail) - Property, plant and equipment [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 3,209,921
Ending balance	3,196,382	¥ 3,209,921
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,113,036	11,004,888
Additions	838,443	612,666
Reclassification
Sales or disposal	(463,500)	(344,440)
Transfers to assets held for sale	(225,510)
Exchange differences on translating foreign operations	577,484	(151,828)
Other	(12,069)	(8,250)
Ending balance	11,827,884	11,113,036
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,903,115)	(7,770,475)
Depreciation	(487,653)	(531,809)
Impairment losses	(402,122)
Sales or disposal	418,681	301,518
Transfers to assets held for sale	178,672
Exchange differences on translating foreign operations	(435,833)	111,085
Other	(132)	(13,434)
Ending balance	(8,631,502)	(7,903,115)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	652,478
Ending balance	655,174	652,478
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	681,258	674,562
Additions	8,500	14,867
Reclassification	4,372	3,336
Sales or disposal	(3,414)	(9,128)
Transfers to assets held for sale	(16,578)
Exchange differences on translating foreign operations	14,813	(2,385)
Other	154	6
Ending balance	689,105	681,258
Land [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(28,780)	(25,442)
Depreciation	(6,988)	(6,399)
Impairment losses	(291)
Sales or disposal	1,365	3,372
Transfers to assets held for sale	1,447
Exchange differences on translating foreign operations	(473)	44
Other	(211)	(355)
Ending balance	(33,931)	(28,780)
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,101,044
Ending balance	1,151,040	1,101,044
Buildings and structures [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,005,496	2,954,398
Additions	44,656	36,761
Reclassification	84,869	84,185
Sales or disposal	(100,687)	(39,708)
Transfers to assets held for sale	(43,796)
Exchange differences on translating foreign operations	128,530	(26,961)
Other	(916)	(3,179)
Ending balance	3,118,152	3,005,496
Buildings and structures [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,904,452)	(1,845,450)
Depreciation	(108,060)	(106,045)
Impairment losses	(530)
Sales or disposal	95,110	34,386
Transfers to assets held for sale	30,728
Exchange differences on translating foreign operations	(80,152)	15,566
Other	244	(2,909)
Ending balance	(1,967,112)	(1,904,452)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,161,257
Ending balance	1,079,299	1,161,257
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,130,701	7,156,049
Additions	80,698	98,025
Reclassification	239,373	292,186
Sales or disposal	(356,226)	(295,604)
Transfers to assets held for sale	(164,120)
Exchange differences on translating foreign operations	405,163	(117,006)
Other	(7,179)	(2,949)
Ending balance	7,328,410	7,130,701
Machinery and equipment [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,969,444)	(5,899,182)
Depreciation	(372,605)	(419,365)
Impairment losses	(27,463)
Sales or disposal	322,206	263,760
Transfers to assets held for sale	146,497
Exchange differences on translating foreign operations	(348,101)	95,475
Other	(201)	(10,132)
Ending balance	(6,249,111)	(5,969,444)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	295,142
Ending balance	310,869	295,142
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	295,581	219,879
Additions	704,589	463,013
Reclassification	(328,614)	(379,707)
Sales or disposal	(3,173)
Transfers to assets held for sale	(1,016)
Exchange differences on translating foreign operations	28,978	(5,476)
Other	(4,128)	(2,128)
Ending balance	692,217	295,581
Construction in progress [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(439)	(401)
Depreciation
Impairment losses	(373,838)
Sales or disposal
Transfers to assets held for sale
Exchange differences on translating foreign operations	(7,107)
Other	36	(38)
Ending balance	¥ (381,348)	¥ (439)